Related-Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Related-Party Transactions [Abstract]
Related-Party Transactions

(16) RELATED-PARTY TRANSACTIONS

As of March 31, 2012 and June 30, 2011, the Company had a due to related-party balance with CII of $15,541 and $4,590, respectively, which is payable on demand. During the nine months ended March 31, 2011, CII made an advance payment to the Company in the amount of $17,616 of which $13,026 was returned to CII during the same period. The advance was used to make an interest payment on the Company's Notes. The liability to CII as of March 31, 2012 relates to the net $4,590 interest payment made by CII on the Company's Notes in March 2011 and $10,951 in cash provided to the Company to fund the December 2011 acquisition of 360networks.

The Company has contractual relationships with Onvoy, which are based on agreements which were entered into at estimated market rates. The Company has contractual relationships to provide Onvoy with certain data and colocation services and Onvoy has contractual relationships to provide the Company with certain voice and enterprise services. As of March 31, 2012 and June 30, 2011, the Company had a net receivable balance due from Onvoy in the amount of $194 and $187, respectively, related to services provided. The following table represents the revenue and expense transactions recognized with Onvoy which are included in the Company's condensed consolidated statement of operations during the three and nine months ended March 31, 2012 and 2011.

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2012	2011	2012	2011
Revenue	$1,635	$1,109	$4,824	$3,396
Operating costs	125	96	375	279
Selling, general and administrative	371	52	446	131

Net	$1,139	$961	$4,003	$2,986

On September 14, 2010, Dan Caruso, the Company's President, Chief Executive Officer and Director of Zayo Group, LLC, purchased $500 of the Company's Notes in connection with the Company's $100,000 Notes offering in September 2010. The purchase price of the notes acquired by Mr. Caruso was $516 after considering the premium on the notes and accrued interest.

(17) RELATED-PARTY TRANSACTIONS

As of June 30, 2011, the Company had a due to related-party balance with CII of $4,590 which is payable on demand. The liability with CII relates to an interest payment made by CII on the Company's Notes.

As of June 30, 2011 and 2010, the Company had a receivable balance due from Onvoy in the amount of $187 and $626, respectively, related to services the Company provided to OVS and/or ZEN. See Note 5 — Spin-Off of Business Units, for a discussion of the types of services ZEN, Onvoy and the Company continue to provide each other subsequent to their spin-off dates.

Subsequent to the April 1, 2011 spin-off of ZEN and the March 12, 2010 spin-off of Onvoy, the revenue and expenses associated with transactions with ZEN and Onvoy have been recorded in the results from continuing operations. The following table represents the revenue and expense transactions recognized with these related-parties subsequent to their spin-off dates:

	Year ended June 30,
	2011			2010
	OVS	ZEN	Total	OVS	ZEN	Total
Revenue	$4,475	$508	$4,983	$1,436	$—	$1,436
Operating costs	404	—	404	—	—	—
Selling, general and administrative expenses	161	99	260	564	—	564

Net	$3,910	$409	$4,319	$872	$—	$872

On September 14, 2010, Dan Caruso, the Company's President, Chief Executive Officer and Director of Zayo Group, LLC, purchased $500 of the Company's Notes in connection with the Company's $100,000 Notes offering in September 2010. The purchase price of the notes acquired by Mr. Caruso was $516 after considering the premium on the notes and accrued interest.